INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 22,000,000
Operating Loss Carryforward Expiration Dates	which will expire at various dates beginning in 2013 through 2024.
Deferred Tax Assets, Tax Credit Carryforwards, Total	398,000	374,000
Deferred Tax Assets Tax Credit Carryforwards Expiration Dates	which will expire from 2028 through 2034.
Operating Loss Carryforwards Valuation Allowance Percentage	100.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1,700,000	$ 1,800,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)